S000000552 [Member] Expense Example - Nuveen California Municipal Bond Fund	Feb. 28, 2026 USD ($)
Nuveen California Municipal Bond Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 491
Expense Example, with Redemption, 3 Years	644
Expense Example, with Redemption, 5 Years	809
Expense Example, with Redemption, 10 Years	1,288
Nuveen California Municipal Bond Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	483
Expense Example, with Redemption, 5 Years	834
Expense Example, with Redemption, 10 Years	$ 1,823